HARRIS INSIGHT FUNDS TM


                                 HARRIS INSIGHT
                               INTERNATIONAL FUND

                                    A Shares
                                    B Shares
                                    N Shares
                              Institutional Shares

                         Supplement dated March 19, 2003
                      to the Prospectuses dated May 1, 2002

     The following text replaces in its entirety the corresponding paragraph on page 40 of the A Shares/B Shares/N Shares Prospectus (and page 35 of the Institutional Shares Prospectus) under the section Portfolio Managers - Portfolio Managers of the Harris Insight Equity Funds - International Fund.

INTERNATIONAL FUND

THOMAS L. HANSBERGER, CHAIRMAN AND CHIEF EXECUTIVE OFFICER (HANSBERGER)

Before forming Hansberger in 1994, Mr. Hansberger was Chairman, President and Chief Executive Officer of Templeton Worldwide, Inc. While at Templeton, he served as director of research and was an officer, director or primary portfolio manager for several Templeton mutual funds. Mr. Hansberger leads the International Fund's portfolio team, which has managed the Fund since 1997. The team includes:

         Aureole Foong, Managing Director, Asian Research

         Ronald W. Holt, Vice President, Research


                                                                        HIF-1292

                             HARRIS INSIGHT FUNDS TM



                                 HARRIS INSIGHT
                           HIGH YIELD SELECT BOND FUND

                                    A Shares
                                    B Shares
                                    N Shares
                              Institutional Shares

                         Supplement dated March 19, 2003
                    to the Prospectuses dated January 2, 2003

     The following text replaces in its entirety the corresponding paragraph on page 4 of the Prospectuses under the section Portfolio Manager.

CAROL H. LYONS, PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Lyons joined HIM in 1995. She has served as manager of the High Yield Bond Fund since March 2003 and has 23 years of fixed income portfolio management and sales experience.

                                                                        HIF-1291

                             HARRIS INSIGHT FUNDS TM



                                 HARRIS INSIGHT
                              HIGH YIELD BOND FUND

                              Institutional Shares

                         Supplement dated March 19, 2003
                   to the Prospectus dated September 16, 2002

     The following text replaces in its entirety the corresponding paragraph on page 4 of the Prospectus under the section Portfolio Manager.

CAROL H. LYONS, PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Lyons joined HIM in 1995. She has served as manager of the High Yield Bond Fund since March 2003 and has 23 years of fixed income portfolio management and sales experience.

                                                                        HIF-1191